Stockholders' Equity - January 2016 Financing (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 26, 2017	Mar. 31, 2016	Jan. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Feb. 28, 2015
Class of Stock [Line Items]
Aggregate offering price			$ 10,000
Aggregate gross proceeds from sale of common stock and warrants		$ 7,800	2,200
Payment of financing costs				$ 400	$ 400
Net proceeds from sale of common stock and warrants after transaction costs				$ 9,600	$ 9,600
Warrant liabilities						$ 694	$ 846	$ 0
Outstanding warrants | Significant Unobservable Inputs (Level 3)
Class of Stock [Line Items]
Fair value of warrants issued during the period			$ 4,800
Dividend yield (as a percent)						0.00%	0.00%
Common Stock
Class of Stock [Line Items]
Maximum number of warrants to be purchased (shares)			568,184
Warrant exercise price (USD per share)			$ 8.80						$ 18.20
Number of securities called by each warrant (in shares)			2
Warrants issued (shares)			126,421
Payment of financing costs		$ 200
Expected term (in years)	5 years 23 days	7 years
Volatility rate (as a percent)	88.30%	99.40%	101.90%
Dividend yield (as a percent)	0.00%	0.00%
Risk-free interest rate (as a percent)	1.80%	1.40%	1.60%
Common Stock | Outstanding warrants | Significant Unobservable Inputs (Level 3)
Class of Stock [Line Items]
Warrant liability fair value adjustment							$ 700
Common Stock
Class of Stock [Line Items]
Common stock, maximum number of shares to be purchased (shares)			1,136,364
Issuance of common stock (shares)			252,842